Results for the year - Employee costs - Remuneration to executive management and board of directors (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Key management personnel compensation	kr 388	kr 352	kr 280
Executive Management
Disclosure of transactions between related parties [line items]
Salary and short-term incentive	180	173	141
Pension	18	17	13
Benefits	55	19	9
Long-term incentive	112	121	97
Key management personnel compensation	365	330	260
Board of Directors
Disclosure of transactions between related parties [line items]
Key management personnel compensation	23	22	20
Registered Executive Management
Disclosure of transactions between related parties [line items]
Key management personnel compensation	kr 88	kr 195	kr 175